AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 99.4%
Communication Services - 9.3%
Alphabet, Inc., Class A*	1,253	$3,349,921
Comcast Corp., Class A	30,190	1,688,527
Electronic Arts, Inc.	10,697	1,521,648
Facebook, Inc., Class A*	8,744	2,967,626

Total Communication Services		9,527,722
Consumer Discretionary - 10.7%
Amazon.com, Inc.*	722	2,371,799
Dollar General Corp.	7,592	1,610,567
The Home Depot, Inc.	5,315	1,744,702
Lowe's Cos., Inc.	8,807	1,786,588
O'Reilly Automotive, Inc.*	3,176	1,940,726
Ross Stores, Inc.	13,886	1,511,491

Total Consumer Discretionary		10,965,873
Consumer Staples - 1.8%
The Procter & Gamble Co.	13,410	1,874,718
Energy - 2.1%
EOG Resources, Inc.	26,290	2,110,298
Financials - 1.8%
S&P Global, Inc.[1]	4,410	1,873,765
Health Care - 18.5%
Abbott Laboratories	13,997	1,653,466
AbbVie, Inc.	15,244	1,644,370
AmerisourceBergen Corp.	14,655	1,750,540
HCA Healthcare, Inc.	7,638	1,853,895
Horizon Therapeutics PLC*	18,976	2,078,631
Johnson & Johnson	10,992	1,775,208
PerkinElmer, Inc.	10,340	1,791,819
Thermo Fisher Scientific, Inc.	3,149	1,799,118
UnitedHealth Group, Inc.	4,299	1,679,791
Vertex Pharmaceuticals, Inc.*	6,055	1,098,317
Zoetis, Inc.	9,480	1,840,447

Total Health Care		18,965,602
Industrials - 14.4%
3M Co.	8,988	1,576,675
Booz Allen Hamilton Holding Corp.	18,162	1,441,155
Cintas Corp.	4,534	1,725,912
Donaldson Co., Inc.	27,761	1,593,759
Illinois Tool Works, Inc.	7,506	1,550,965
Roper Technologies, Inc.	3,863	1,723,400
Union Pacific Corp.	7,905	1,549,459
Vertiv Holdings Co.	69,363	1,670,955
	Shares	Value

Waste Management, Inc.	12,557	$1,875,513

Total Industrials		14,707,793
Information Technology - 35.8%
Accenture PLC, Class A (Ireland)	6,037	1,931,357
Adobe, Inc.*	3,258	1,875,696
Akamai Technologies, Inc.*	17,129	1,791,522
Amphenol Corp., Class A	24,954	1,827,381
Apple, Inc.	22,032	3,117,527
Cadence Design Systems, Inc.*	11,624	1,760,339
CDW Corp.	9,904	1,802,726
Fortinet, Inc.*	6,354	1,855,622
Genpact, Ltd.	37,908	1,801,009
KLA Corp.	5,351	1,789,963
Lam Research Corp.	2,845	1,619,232
Mastercard, Inc., Class A	5,249	1,824,972
Microsoft Corp.	10,141	2,858,951
Motorola Solutions, Inc.	8,000	1,858,560
NVIDIA Corp.	9,542	1,976,721
PayPal Holdings, Inc.*	6,284	1,635,160
ServiceNow, Inc.*	2,920	1,817,028
Texas Instruments, Inc.	9,349	1,796,971
Visa, Inc., Class A1	7,752	1,726,758

Total Information Technology		36,667,495
Materials - 3.0%
Martin Marietta Materials, Inc.	4,772	1,630,497
RPM International, Inc.	18,283	1,419,675

Total Materials		3,050,172
Real Estate - 2.0%
CBRE Group, Inc., Class A*	21,463	2,089,638

Total Common Stocks (Cost $60,620,230)		101,833,076
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	221,684	221,684
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	221,685	221,685
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	228,403	228,403

Total Short-Term Investments (Cost $671,772)		671,772
Total Investments - 100.1% (Cost $61,292,002)		102,504,848

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - (0.1)%	$(96,439)
Net Assets - 100.0%	$102,408,409

*	Non-income producing security.
[1]	Some of these securities, amounting to $3,564,028 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$101,833,076	—	—	$101,833,076
Short-Term Investments
Other Investment Companies	671,772	—	—	671,772
Total Investments in Securities	$102,504,848	—	—	$102,504,848

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,564,028	—	$3,674,554	$3,674,554
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	10/07/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.